Note 14 - Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Financial Instrument Commitments [Table Text Block]
	2014	2013
	(In Thousands)
Commitments to originate loans	$7,763	$6,370
Unfunded commitments under lines of credit	21,427	16,465

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Rental Amount
Year	(In Thousands)
2015	$91
2016	69
2017	62
2018	61
2019	66
Thereafter	126
$475